Income Taxes - Significant Components of Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of income before income taxes as used for income tax purposes
Domestic	$ 1,474,481	$ 1,504,990	$ 1,440,511
Foreign	53,738	90,243	108,455
Income from continuing operations before income taxes	$ 1,528,219	$ 1,595,233	$ 1,548,966